Schedule V (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance recoverables [Member]
Schedule V [Roll Forward]
Valuation and qualifying accounts, balance at beginning of period	$ 157	$ 203	$ 239
Valuation and qualifying accounts, deductions	41	46	36
Valuation and qualifying accounts, balance at end of period	116	157	203
Allowance for uncollectible premiums receivable from underwriting activities [Member]
Schedule V [Roll Forward]
Valuation and qualifying accounts, balance at beginning of period	65	70	75
Valuation and qualifying accounts, charged to costs and expenses	35	38	44
Valuation and qualifying accounts, deductions	39	43	49
Valuation and qualifying accounts, balance at end of period	61	65	70
Allowance for uncollectible deductibles [Member]
Schedule V [Roll Forward]
Valuation and qualifying accounts, balance at beginning of period	35	36	39
Valuation and qualifying accounts, charged to costs and expenses	5	3
Valuation and qualifying accounts, deductions	6	4	3
Valuation and qualifying accounts, balance at end of period	$ 34	$ 35	$ 36